Financial Risk and Fair Value Disclosures - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Accounts receivables from the top ten customers	54.00%	63.00%
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage increase in market risk	0.10%	0.10%	0.10%
Increase (decrease) in profit due to percentage increase in market risk	$ (58)	$ (50)	$ (18)
Percentage decrease in market risk	0.10%	0.10%	0.10%
Increase (decrease) in profit due to percentage decrease in market risk	$ 58	$ 50	$ 18
Equity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage increase in market risk	5.00%	5.00%	5.00%
Increase (decrease) in profit due to percentage increase in market risk	$ 33	$ 31	$ 13
Percentage decrease in market risk	5.00%	5.00%	5.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (33)	$ (31)	$ (13)
Increase (decrease) in other comprehensive income due to percentage increase in market risk	979	976	1,150
Increase (decrease) in other comprehensive income due to percentage decrease in market risk	$ (979)	$ (976)	$ (1,150)
Taiwan, New Dollars | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage increase in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	$ (1,330)	$ (33)	$ 186
Percentage decrease in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ 1,330	$ 33	$ (186)
China, Yuan Renminbi | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage increase in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	$ 4,011	$ 3,781
Percentage decrease in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (4,011)	$ (3,781)
Available-for-sale financial assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Unrealized gains or losses available-for-sale assets	$ 286	$ 331	$ 134